Updating Summary Prospectus
for Retirement Protector
Issued by
Horace Mann Life Insurance Company
May 1, 2024
This Updating Summary Prospectus summarizes key features of the Contract (“Retirement Protector”). This Updating Summary Prospectus also provides a summary of Contract features that have changed.
The prospectus for the Retirement Protector contains more information about the Contract, including its features, benefits, and risks. You can find the prospectus and other information about the Contract online at dfinview.com/HoraceMann/TAHD/RP. You can also obtain this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit https://customer.horacemann.com/MyAccount/Login/Login to register or log in to Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Underlying Fund prospectuses are also available online at dfinview.com/HoraceMann/TAHD/RP.
We appreciate Your cooperation as we work to reduce the volume of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for ways to reduce paper use.

Definitions
Account Value: The sum of the Fixed Account Value and the Variable Account Value.
Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Certificate.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 73.
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.
Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.
Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.
Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.
Contract: The group flexible premium deferred variable annuity contract this prospectus offers. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.
Contract Owner: The entity identified as the Contract Owner on the Annuity Data pages of a Certificate.
Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.
General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.
Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.
Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.
Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.
Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.
Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.
Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.
Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.

Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC Section 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under Internal Revenue Code (IRC) Sections 401(a) or 403(b) or 457(b).
Required Minimum Distribution: The amount required to be withdrawn from Your Certificate after You reach age 73 or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”).
Subaccount: A division of the Separate Account that invests in shares of a corresponding Underlying Fund.
Underlying Funds, Portfolio Companies: All open-end management investment companies registered under the Act that are listed in this document and are available for investment by the Separate Account. The terms Underlying Funds and Portfolio Companies are used interchangeably in this prospectus.
Unit Investment Trust (or “UIT”): A type of investment company, regulated and separately registered and regulated by the SEC under the Investment Company Act of 1940. The Separate Account is registered as a UIT. The UIT referenced in this prospectus is open-ended, meaning there can be continuous purchases of shares of the Underlying Funds. Variable Annuity Payments are deposited in the UIT and allocated to the Subaccounts each of which invests in a specified Underlying Fund, which is separately registered under the Investment Company Act of 1940.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of the NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.
Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin. This dollar value will vary based on the investment performance of the corresponding Underlying Fund(s).

Updated Information about Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since You entered into Your Contract.
Benefit-Related Changes
No Benefit Related Changes have occurred since the last prospectus.
Underlying Fund-Related Changes
No Underlying Fund-Related Changes have occurred since the last prospectus.

Important Information You Should Consider About the Certificate
	Fees and Expenses			Location in Statutory Prospectus
Charges For Early Withdrawals
If You make a withdrawal from or surrender the Certificate, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered. Surrender charges are applied to surrenders and withdrawals based on the date the premium payment is made and not on the effective date of the Certificate.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 on a $100,000 investment.
The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for transactions.			The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Certificate data pages for information about the specific fees You will pay each year based on the options You have elected.

The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Annual Fee	Minimum	Maximum
	Base Contract	0.75% of the Participant Account Value	1.29% of the Participant Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.04% as a percentage of Portfolio Company assets.	1.15% as a percentage of Portfolio Company assets.
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit , if Elected)	0.05% as a percentage of average Participant Account Value.	0.50% as a percentage of average Participant Account Value.
Because Your Certificate is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Certificate, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:

	Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract classes, Portfolio
Company fees and expenses and
optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Risks

Risk of Loss	You can lose money by investing in this Certificate, including loss of principal.	Location in Statutory ProspectusPrincipal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment
This Certificate is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period.The benefits of tax deferral also mean the Certificate is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options
An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Certificate (e.g., Portfolio Companies).
Each Investment Option (including any Fixed Account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks
An investment in the Certificate is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any
Fixed Account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risks of Investing in the Contract -Insurance Company Risks
Restrictions
Investments
HMLIC reserves the right to remove or substitute Underlying Funds as
Investment Options that are available under the Certificate.
At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the
Certificate, subject to certain restrictions. Transfers from a Guarantee Period
Account to the General Fixed Account or to the Variable Account, or between
Guarantee Period Accounts, may be subject to a Market Value Adjustment.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.

Horace Mann Life
Insurance
Company - The
Fixed Account -
The Separate
Account and the
Portfolio
Companies - The
Portfolio
Companies -
Selection of
Portfolio
Companies

[The Contract -
Transactions -
Transfers

The Contract -
Transactions -
Market Timing

	Restrictions	Location in Statutory Prospectus
Optional Benefits
Optional benefits may not be available in all states or in all Plans.
The Premium Bonus Rider is only available at issue of the Contract and will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. You should refer to the Contract and enrollment form for the optional riders available to You.
Guaranteed Minimum Death Benefit Riders will not be issued on or after the
Participant’s70th birthday.
The Guaranteed Minimum Death Benefit Riders cannot be terminated by the
Participant or the Contract Owner after the Certificate Date.
Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the
Subaccounts.
The Guaranteed Minimum Death Benefit Riders may only be terminated by
Us as described in the Guaranteed Minimum Death Benefit Rider(s) attached to Your Certificate.
The Contract – Deductions and Expenses Charges for Optional Riders – Premium Bonus Rider The Contract – Death Benefit – Guaranteed Minimum Death Benefit Riders
Taxes
Tax Implications
An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the
Certificate. There is no additional tax benefit to the investor when the
Certificate is purchased through a tax-qualified plan. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Tax Consequences - Taxation of Qualified Contracts
Conflicts of Interest
Investment Professional Compensation
Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Certificate may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Certificate over another investment.
Other Information - Distribution of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new contract rather than continue to own the existing contract.
The Contract - Transactions - Conversions/ Exchanges

Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contract and Certificates thereunder. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/RP. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Vanguard® Retirement Income Fund / The Vanguard Group, Inc.	0.08%	10.74%	4.83%	4.09%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2025 Fund / The Vanguard Group, Inc.	0.08%	14.55%	7.56%	6.10%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2030 Fund / The Vanguard Group, Inc.	0.08%	16.03%	8.37%	6.58%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2035 Fund / The Vanguard Group, Inc.	0.08%	17.14%	9.17%	7.06%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2040 Fund / The Vanguard Group, Inc.	0.08%	18.34%	9.99%	7.52%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2045 Fund / The Vanguard Group, Inc.	0.08%	19.48%	10.76%	7.91%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2050 Fund / The Vanguard Group, Inc.	0.08%	20.17%	10.93%	7.99%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2055 Fund / The Vanguard Group, Inc	0.08%	20.16%	10.92%	7.97%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2060 Fund / The Vanguard Group, Inc.	0.08%	20.18%	10.92%	7.97%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2065 Fund / The Vanguard Group, Inc.	0.08%	20.15%	10.91%
Large Value	T Rowe Price Equity Income Fund — Investor Class / T Rowe Price Associates, Inc.	0.68%	9.65%	11.32%	7.98%
Large Blend	Vanguard® 500 Index Admiral Shares / The Vanguard Group, Inc.	0.04%	26.24%	15.65%	11.99%
Large Growth	T Rowe Price Growth Stock Fund — Investor Class / T Rowe Price Associates, Inc.	0.65%	45.27%	13.33%	11.71%
Mid Blend	Vanguard® Extended Market Index Admiral Shares / The Vanguard Group, Inc.	0.06%	25.38%	11.91%	8.54%

Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
Mid Growth	T Rowe Price New Horizons Fund – Investor Class / T Rowe Price Associates, Inc.	0.78%	21.35%	12.74%	11.53%
Small Value	T Rowe Price Small-Cap Value Fund — Investor Class / T Rowe Price Associates, Inc.	0.80%*	12.22%	10.19%	7.21%
Small Blend	Vanguard® Small Cap Index Admiral Shares / The Vanguard Group, Inc.	0.05%	18.20%	11.70%	8.43%
Small Growth	MFS VIT New Discovery Series Initial Class / Massachusetts Financial Services Company	0.87%*	14.41%	11.08%	7.67%
International Stock - Developed Markets	T Rowe Price Overseas Stock Fund — Investor Class / T Rowe Price Associates, Inc.	0.78%	16.31%	8.19%	4.36%
International Stock - Developed Markets	Vanguard® Developed Markets Index — Admiral Shares / The Vanguard Group, Inc.	0.07%	17.67%	8.36%	4.54%
International Stock - Emerging Markets	T Rowe Price Emerging Markets Stock Fund — Investor Class / T Rowe Price Associates, Inc.	1.16%	2.06%	0.83%	2.28%
International Stock - Emerging Markets	Vanguard® Emerging Markets Stock Index Admiral Share / The Vanguard Group, Inc.	0.14%	9.21%	4.66%	2.98%
Real Estate	T Rowe Price Global Real Estate — Investor Class / T Rowe Price Associates, Inc.	0.95%	11.57%	4.64%	4.10%
Real Estate	Vanguard® Real Estate Index Fund Admiral Shares / The Vanguard Group, Inc.	0.12%	11.81%	7.33%	7.36%
Inflation Protected Bond	Vanguard® Short-Term Inflation-Protected Securities / The Vanguard Group, Inc.	0.06%	4.59%	3.32%	1.92%
Intermediate-Term Bond	Fidelity VIP Investment Grade Bond Initial Class / Fidelity Management & Research Co.	0.38%	6.20%	1.97%	2.33%
Intermediate-Term Bond	T Rowe Price New Income Fund — Investor Class(5) / T Rowe Price Associates, Inc.	0.44%*	4.72%	0.60%	1.48%
Intermediate-Term Bond	Vanguard® Total Bond Market Index Admiral Shares / The Vanguard Group, Inc.	0.05%	5.70%	1.11%	1.79%

Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
Global Bond	American Funds IS Capital World Bond Fund 1 / Capital Research and Management Co.	0.48%	6.39%	-0.07%	0.62%
Global Bond	T Rowe Price International Bond Fund — Investor Class(4) / T Rowe Price Associates, Inc.	0.67%*	7.09%	-1.18%	-0.59%
Multi-Sector Bond	T Rowe Price Spectrum Income Fund — Investor Class / T Rowe Price Associates, Inc.	0.62%	7.89%	3.20%	3.00%
High Yield Bond	Vanguard® High-Yield Corporate Fund Admiral Shares / The Vanguard Group, Inc.	0.13%	11.74%	5.21%	4.43%
High Yield Bond	Vanguard® High-Yield Corporate Fund Investor Shares(3) / The Vanguard Group, Inc.	0.23%	11.63%	5.11%	4.33%
Balanced Fund	Vanguard® STAR Fund / The Vanguard Group, Inc.	0.31%	17.11%	9.34%	7.17%
Money Market	Vanguard® Cash Reserves Federal Money Market Fund Admiral Shares(2) / The Vanguard Group, Inc.	0.10%	5.10%	1.90%	1.33%
Money Market	Vanguard® Federal Money Market Fund (available August 1, 2016) / The Vanguard Group, Inc.	0.11%	5.09%	1.83%	1.21%

*
These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/RP
(1)
Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Portfolio Companies. The Portfolio Companies available may vary by Qualified Retirement Plan. You should refer to Your Plan for a list of Portfolio Companies available to You.
(2)
On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.
(3)
On and after August 1, 2017, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.
(4)
On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.
(5)
On and after May 1, 2021, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.

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This Summary Prospectus incorporates by reference the Retirement Protector prospectus and Statement of Additional Information (SAI), both dated May 1, 2024, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus or You can find the Statement of Additional Information online.
EDGAR Filing Number C000116281